SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 907,334	$ 851,729
Rent expense	61,574	33,290
Utilities	1,133	9,560
Sales and marketing	96,394	203,771
Legal and professional fees	625,359	685,605
Other selling, general, and administrative expenses	15,553	85,221
Total	$ 1,707,347	$ 1,869,176